SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   Basis of presentation and principle of consolidation

The consolidated financial statements of Wins Finance and its subsidiaries are prepared and presented in accordance with U.S. generally accepted accounting principles.(“U.S. GAAP”).

The consolidated financial statements include the financial statements of Wins Finance, its subsidiaries, including the wholly-foreign owned enterprises (“WFOEs”) in the PRC.

A subsidiary is an entity in which Wins Finance (i) directly or indirectly controls more than 50% of the voting power; or (ii) has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

All significant inter-Company transactions and balances have been eliminated upon consolidation.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(b)   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates using information that are currently available. Changes in facts and circumstances may cause Wins Finance to revise its estimates. Material estimates that are particularly susceptible to significant change in the near-term include the determination of the allowances for doubtful accounts receivable, inventory reserve provision and for guarantee losses.

Significant accounting estimates reflected in the consolidated financial statements include, but are not limited to: (i) the allowance for doubtful receivables; (ii) estimates of losses on unexpired contracts and financial guarantee service contracts; (iii) accrual of estimated liabilities; (iv) useful lives of long-lived assets; (v) impairment of long-lived assets; (vi) contingencies; and (vii) share-based compensation; (viii) inventory reserve provision.

(c)   Operating segments

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (“CODM”) in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, segment reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews combined results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that there is only one reportable operating segment.

(d)   Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in banks and all highly liquid investments with original maturities of three months or less that are unrestricted as to withdrawal and use.

(e)   Restricted Cash

Restricted cash represents cash pledged to banks.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(f)   Investments securities – held to maturity

Investments in non-marketable asset management products issued by banks and financial institutions (the issuers) with original maturities of one year or three or five years are classified as investment securities – held to maturity (“HTM”). The Company’s asset management products are managed by banks and financial institutions and invested in fixed-income financial products that are permitted by the China Securities Regulatory Commission (“CSRC”), such as government bonds, corporate bonds and central bank notes. The investment portfolios of these products are not disclosed to the Company by the banks or financial institutions.

HTM securities are those securities in which the Company has the ability and intent to hold the security until maturity. HTM securities are recorded at amortized cost. Premiums and discounts on HTM securities are amortized or accreted over the life of the related HTM security as an adjustment to yield using the effective-interest method. There were no such premiums or discounts on HTM securities for any of the reporting periods presented herein.

A decline in the market value of any HTM securities below cost that is deemed to be other-than-temporary results in an impairment to reduce the carrying amount to fair value. To determine whether an impairment is other-than-temporary, the Company considers all available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable forecasts when developing an estimate of cash flows expected to be collected. The Company regularly evaluates the potential for impairment of the HTM securities, in particular when conditions indicate a potential for impairment, but not less than annually. There was no impairment noted for any of the reporting periods presented herein.

Interest income from HTM securities is recognized when the Company’s right to receive payment is established. Accrued but unpaid interest income is recorded as interest receivable in the acCompanying consolidated statement of financial position.

(g)   Net investment in direct financing leases

Lease contracts that Jinshang Leasing enters with financing lease customers transfer substantially all the rewards and risks of ownership of the leased assets, other than legal title, to the customers. These financing lease contracts are accounted for as direct financing leases in accordance with ASC 840-10-25 and ASC 840-40-25. At the inception of a transaction, the cost of the leased property is capitalized at the present value of the minimum lease payment receivables and the unguaranteed residual value of the property at the end of the lease. The difference between the sum of (i) the minimum lease payment receivables and the unguaranteed residual value and (ii) the cost of the leased property is recognized as unearned income. Unearned income is recognized over the period of the lease using the effective interest rate method.

Net investment in direct financing leases is recorded at net realizable value consisting of minimum lease payments to be received less allowance for uncollectible, as needed, and less the unearned income. The allowance for lease payment receivable losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the allowance. The allowance is based on Jinshang Leasing’s loss history, known and inherent risks in the transactions, adverse situations that may affect the lessee’s ability to repay, the estimated value of any underlying asset, current economic conditions and other relevant factors. This evaluation is inherently subjective, as it requires material estimates that may be susceptible to significant revision as more information becomes available. While management uses the best information available upon which to base estimates, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used for the purposes of analysis.

Jinshang Leasing provides “Specific Allowance” for the lease payment receivable of lease transactions if any specific collectability risk is identified, and a “General Allowance”, based on total minimum lease payment receivable balance of those transactions with no specific risk identified, to be used to cover unidentified probable loss. Jinshang Leasing performs periodic and systematic detailed reviews to identify credit risks and to assess the overall collectability, and may adjust its estimates on allowance when new circumstances arise.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(h)   Revenue recognition

The Company recognizes revenues pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services, reduced by value added tax (“VAT”). To achieve the core principle of this standard, the Company applies the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Each of significant performance obligations and the application of ASC 606 to the Company’s revenue arrangements are discussed in further detail below.

Direct financing lease interest income

Direct financing lease interest income is recognized on an accrual basis using the effective interest method over the term of the lease by applying the rate that discounts the estimated future minimum lease payment receivables through the period of the lease to the amount of the net investment in the direct financing lease at inception.

The accrual of financing lease interest income is discontinued when a customer becomes 90 days or more past due on its lease or interest payments to Jinshang Leasing, unless Jinshang Leasing believes the interest is otherwise recoverable. Leases may be placed on non-accrual earlier if Jinshang Leasing has significant doubt about the ability of the customer to meet its lease obligations, as evidenced by consistent delinquency, deterioration in the customer’s financial condition or other relevant factors. Payments received while the lease is on non-accrual are applied to reduce the amount of the recorded value. Jinshang Leasing resumes accruing the interest income when Jinshang Leasing determines that the interest has again become recoverable, as, for example, if the customer resumes payment of the previous interest, and shows material improvement in its operating performance, financial position, and similar indicators.

Revenue from sales of medical equipment

The Company purchases medical devices products directly from reputable manufacturers, and resells them through its sales/distribution network to the customers who need them by signing sales contracts with them. For performance obligations that are fulfilled at a point in time, the Company should recognize revenue at the point in time when the customer obtains control of the relevant goods. When the customer receives the product for acceptance, the customer has gained control of the product.

We have determined that we are the principal based on the following factors: (1) Primary Responsibility for Fulfillment. We are primarily responsible for fulfilling the contract (e.g., shipping goods to the customer). (2) Inventory Risk. We bear inventory risk before or after the goods are transferred to the customer (e.g., during shipping or on return). (3) Discretion in Pricing. We have the discretion to set the prices for the goods provided. (4) Form of Consideration. Our compensation is the full amount for the goods provided, not a commission or a net amount.

The Company determines that the customer has acquired control over the product by the following five points: (1) The Company has a present right to receive payment for the merchandise, i.e., the customer has a present obligation to pay for the merchandise, (2) The Company has transferred legal ownership of the goods to the customer, i.e. the customer has legal ownership of the goods, (3) The Company has transferred the goods to the customer in kind, that is, the customer has physical possession of the goods, (4) The Company has transferred the main risks and rewards of ownership of the goods to the customer, i.e. the customer has acquired the main risks and rewards of ownership of the goods, (5) The customer has accepted the goods. Therefore, the Company is recognizing sales revenue of medical devices at the point of time.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(h)   Revenue recognition (con’t)

Contract Balances

For the year ended June 30, 2023 and 2024, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

As of June 30, 2023 and 2024, the Company does not have any contract assets (unbilled receivables) since revenue is recognized when the performance obligation is fulfilled and the payment from customers is not contingent on a future event.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (unearned income), which will be recognized as revenues upon the satisfaction of performance obligations through the transfer of related promised services to customers.

Allocation to Remaining Performance Obligations

The Company has elected to apply the practical expedient in paragraph ASC Topic 606-10-50-14 and did not disclose the information related to transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of June 30, 2023 and 2024, because either the performance obligation of the Company’s contracts with customers has an original expected duration of one year or less or the Company has a right to consideration from a borrower or a customer in an amount that corresponds directly with the value to the borrower or the customer of the Company’s performance completed to date, therefore the Company may recognize revenue in the amount to which the Company has a right to invoice or collect.

(i)   Property and equipment, net

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, with 3%salvage value. The average estimated useful lives of property and equipment are discussed in Note 5.

The Company eliminates the cost and related accumulated depreciation of assets sold or otherwise retired from the corresponding accounts and includes any gain or loss in the consolidated statements of income and comprehensive income. The Company charges maintenance, repairs and minor renewals directly to expenses as incurred; major additions and improvements of equipment are capitalized.

(j)   Impairment of long-lived assets

The Company applies the provisions of ASC No. 360 Sub topic 10, “Impairment or Disposal of Long-Lived Assets” (ASC 360-10) issued by the Financial Accounting Standards Board (“FASB”). ASC 360-10 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the asset. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(j)   Impairment of long-lived assets (con’t)

The Company tests long-lived assets, including property and equipment and finite-lived intangible assets, for impairment at least annually or more frequently upon the occurrence of an event or when circumstances indicate that the net carrying amount of the assets is greater than their fair value. Assets are grouped and evaluated at the lowest level for their identifiable cash flows that are largely independent of the cash flows of other groups of assets. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the future estimated cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, the Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is generally measured by discounting expected future cash flows at the rate the Company utilizes to evaluate potential investments. The Company estimates fair value based on the information available in making whatever estimates, judgments and projections are considered necessary. There were no impairment losses on long-lived assets in the years ended June 30, 2023 and 2024.

(k)   Accounts receivable, net

Account receivables are stated net of provision of credit losses. The Company has developed a current expected credit loss ("CECL") model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The Company considers historical collection rates, current financial status, macroeconomic factors, and other industry-specific factors when evaluating for current expected credit losses.

(l)   Fair value measurements

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information for financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

Level 1 -       inputs are based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -       inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -      inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

As of June 30, 2023 and 2024, financial instruments of the Company primarily consisted of cash, restricted cash, accounts receivables, other receivables, and bank and other loans which were carried at cost or amortized cost on the consolidated statement of financial position, and carrying amounts approximated their fair values because of their generally short maturities or the rate of interest of these instruments approximate the market rate of interest.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(m) Foreign currency translation

The Company’s reporting currency is the United States Dollar (“US dollars” or “USD”). The functional currency of the Company’s subsidiaries in the PRC is the Chinese Yuan, or Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

For financial reporting purposes, the financial statements of the Company’s subsidiaries are prepared using RMB and translated into the Company’s functional currency at the exchange rates quoted by www.oanda.com. Assets and liabilities are translated using the exchange rate in effect at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and stockholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2023	June 30, 2024
Statement of financial position items, except for equity accounts	7.2258	7.2672

	For the years ended June 30
	2023	2024
Items in the statements of income and comprehensive income, and statements of cash flows	6.9415	6.9728

(n)  Interest expense

Interest expense derived from the loans providing funds for financial leasing contracts is classified as cost of revenue in the consolidated statements of income and comprehensive income.

(o)   Non-interest expenses

Non-interest expenses primarily consist of salary and benefits for employees, travel cost, entertainment expense, depreciation of equipment, office rental expense, professional service fees, office supplies, and similar items.

(p)  Income taxes

The Company accounts for income taxes in accordance with FASB ASC Topic 740, “Income Taxes.” ASC 740 requires a Company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment of the changes.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(q)  Comprehensive income

Comprehensive income includes net income and foreign currency translation adjustments. Comprehensive income is reported in the statements of income and other comprehensive income.

Accumulated other comprehensive income, as presented on the consolidated statement of financial position, represents cumulative foreign currency translation adjustments.

(r)   Operating leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current and non-current lease liabilities on the Company’s consolidated statement of financial position.

ROU lease assets represent the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company use its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay to borrow an amount equal to the lease payments under similar terms. The operating lease ROU assets also include initial direct costs incurred and any lease payments made to the lessor or before the commencement date, minus any lease incentives received. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

(s)   Share-based compensation

The Company accounts for share-based compensation awards to employees in accordance with ASC Topic 718, “Compensation – Stock Compensation”, which requires that share-based payment transactions with employees be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense net of estimated forfeitures over the requisite service period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods.

If an award is cancelled for no consideration and it is not accompanied by a concurrent grant of (or offer to grant) a replacement award, it is accounted for as a repurchase for no consideration. Any unrecognized compensation cost is recognized on the cancellation date. Cancellation of an award, accompanied by a concurrent grant of (or offer to grant) a replacement award, is accounted for as a modification of the cancelled award (ASC 718-20-35-8 through 35-9).

(t)   Commitments and contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among other things, government investigations and tax matters. In accordance with ASC No. 450 Sub topic 20, “Loss Contingencies”, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(u)  Earnings per Share (EPS)

Basic EPS is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS is computed similar to basic net income per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if all the potential common shares pertaining to warrants, stock options, and similar instruments had been issued and if the additional common shares were dilutive. Diluted earnings per share are based on the assumption that all dilutive convertible shares and stock options and warrants were converted or exercised. Dilution is computed by applying the treasury stock method for the outstanding unvested restricted stock, options and warrants, and the if-converted method for the outstanding convertible instruments. Under the treasury stock method, options and warrants are assumed to be exercised at the beginning of the period (or at the time of issuance, if later) and as if funds obtained thereby were used to purchase common stock at the average market price during the period. Under the if-converted method, outstanding convertible instruments are assumed to be converted into common stock at the beginning of the period (or at the time of issuance, if later).

(w)  Impact of recently issued accounting pronouncements

In December 2023, the FASB issued ASU No.2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. This ASU requires additional quantitative and qualitative income tax disclosure to enable financial statements users to better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This ASU is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company plans to adopt this guidance effective January 1, 2025, and the adoption of this ASU is not expected to have a material impact on its financial statements.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements—Amendments to Remove References to the Concepts Statements”. This update contains amendments to the Codification that remove references to various FASB Concepts Statements. These issues to remove references to various Concepts Statements and the amendments apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2024. Early application of the amendments in this Update is permitted for any fiscal year or interim period for which financial statements have not yet been issued (or made available for issuance). The Company believes the future adoption of this ASU is not expected to have a material impact on its financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(w)   Related parties

The Company identifies related parties, and accounts for, discloses related parties transactions in accordance with ASC 850, “Related parties Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related parties transactions. Transactions between related parties are also considered to be related parties transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

(x)   Employee retirement benefits

Pursuant to the relevant regulations of the PRC government, the Company’s PRC subsidiaries participate in a local municipal government social benefits plan, and is required to contribute a certain percentage of the basic salaries of its employees to fund their retirement benefits. The local municipal government undertakes to assume the retirement benefits obligations of all existing and future retired employees. The Company’s only obligation is to pay the ongoing required contributions. Contributions are charged to expense as incurred. There are no provisions whereby forfeited contributions may be used to reduce future contributions. Amounts contributed during the years ended June 30, 2023 and 2024, are discussed in Note 11.

(y) Deposits from direct financing leases

The deposit for direct finance leasing is delivered to the Company by the customer when the Company signs the finance lease contract as a guarantee for the performance of the contract.the deposit does not bear interest.

After the expiration of the lease term or early termination of the contract, and after the customer has paid off all the rent, liquidated damages and other payables, the Company will return the deposit to the customer if no other expenses are incurred.

If both parties agree to terminate the contract early, the Company shall not set off the security deposit against the rent of other periods, otherwise the customer may set off the security deposit against the outstanding rent of each period on the date of each rent payment; the order of setting off the security deposit is from the last rent to the next period.

During the lease period, if the customer fails to fulfill the payment obligation according to the contract, the Company has the right to deduct the amount due to the Company from the security deposit, and the customer must make up the security deposit and the relevant overdue interest within the time required by the company.

NOTE 2 -             SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CON’T)

(z)  Advance to suppliers

Advances to suppliers include prepayments to the Company’s suppliers,advance payment depends on specific circumstances, such as the nature of goods or services, negotiations with suppliers, and the delivery time of products or services received from suppliers after the advance payment. The Company continuously monitors suppliers’ delivery and payment, while maintaining an estimated credit loss reserve based on historical experience and any specific supplier problems (such as the identified inventory supply interruption). If the Company has difficulty in receiving payment from any supplier, the Company will take the following measures: stop buying products from the supplier, demand an immediate refund of the Company’s advance payment, and take legal actions if necessary. During the reporting periods, no legal proceedings were brought. If all these steps are unsuccessful, the management will decide whether the advance payment should be retained or cancelled. The balance of allowance for doubtful accounts relating to advances to suppliers was Nil as of As of June 30, 2023 and 2024.

(aa) Accounts payable

Accounts payable represent liabilities for goods provided to the Company prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities. Accounts payable are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method.

(ab) Other assets

Other assets include deposits receivable, loans receivable, prepaid expenses, notes receivable, and other receivables.

Deposits receivable refer to the deposits or guarantees paid by the Company for leases or contractual performance.Loans receivable refer to short-term loans provided by the Company to individuals, which are typically due and repayable, including principal and interest, within one year.Prepaid expenses refer to expenses paid in advance by the Company for future services or goods, such as prepaid office expenses and insurance premiums, which are amortized over the benefit period.Notes receivable refer to commercial notes received by the Company for the sale of goods or provision of services, which are usually due and collectible within one year.Other receivables mainly include other short-term claims, such as petty cash advances to employees and amounts due to be refunded from transactions .

(ac) Other liabilities

Other liabilities includee, employee compensation payable, taxes payable and other payables .

Employee compensation payable refers to the salary, social security, provident fund and bonus payable to the Company’s employees before the end of the current fiscal year. taxes payable refers to the composition of VAT and surtax payable under PRC tax before the end of the fiscal year. Other payables mainly consist of loans payable, lawyer fees, service fees, etc.

(ad) Inventories, net

Inventories, primarily consisting of finished goods, is stated at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Cost of inventory is determined using first-in-first-out method. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.